Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information

19. SEGMENT INFORMATION

The Company is the global leader and pioneer in developing NAND flash controllers for solid storage devices. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Mobile Storage	241,614	302,910	510,687
Mobile Communications	40,034	50,896	39,322
Others	7,675	7,491	6,137

	289,323	361,297	556,146

Revenue is attributed to a geographic area based on the bill-to location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Taiwan	57,244	71,387	75,926
United States	26,265	39,558	59,390
Japan	11,180	19,636	17,070
Korea	150,557	150,118	183,249
China	35,008	69,623	151,112
Others	9,069	10,975	69,399

	289,323	361,297	556,146

Major customers representing at least 10% of net sales

	Year Ended December 31
	2014		2015		2016
	US$	%	US$	%	US$	%
SK Hynix	107,227	37	108,645	30	156,541	28
Samsung	30,065	10	*	*	*	*

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Taiwan	28,739	32,014	34,011
United States	142	274	237
Korea	2,477	1,891	1,448
China	4,163	16,268	12,181
Japan	16	22	15

	35,537	50,469	47,892